Summary of Significant Accounting Policies (Details)		12 Months Ended
	Jul. 27, 2023 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)		Apr. 30, 2023 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 26, 2024 JPY (¥)	May 01, 2023 JPY (¥)
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance corporation (in Dollars) | $							$ 250,000
Maturities of time deposits, Description		The Company purchased a time deposit of JPY100,000,000 on April 26, 2024 and it matured on July 31, 2024.	The Company purchased a time deposit of JPY100,000,000 on April 26, 2024 and it matured on July 31, 2024.
Time deposit (in Yen)								¥ 100,000,000
Interest rate percentage								0.025%
Accounts receivable, net (in Yen)									¥ 30,934,916
Gross proceeds (in Yen)	¥ 781,200,000
Accumulated deferred IPO cost (in Yen)	114,170,860					¥ 212,160,121
Estimated useful life		5 years					5 years
Contract assets		¥ 17,208,508		¥ 40,359,303			$ 120,651
Contract liabilities (in Yen)									¥ 1,397,470
Contract liabilities revenue (in Yen)				1,397,470
Advertising expenses		26,251,515	$ 184,053	18,026,395		25,599,131
Received government grants		21,255,000					149,022
Government grants recognized benefit		1,255,000	8,799
Grants related to assets		20,000,000	$ 140,223
Intangible assets		31,800,000					222,954
Net acquisition cost		¥ 11,800,000			[1]		$ 82,731
Reportable segment		1	1
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		1					1
JPY [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		142.63					142.63
Customer Concentration Risk [Member] | One Client [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		84.30%	84.30%	98.60%
Customer Concentration Risk [Member] | One Client [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		50.70%	50.70%	42.60%		42.90%
Customer Concentration Risk [Member] | Two Clients [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		15.70%	15.70%
Customer Concentration Risk [Member] | Two Clients [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		35.70%	35.70%	27.20%		24.10%
Customer Concentration Risk [Member] | Client Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage				21.50%		10.50%
Related Party Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s securities holding percentage		10.00%					10.00%
Deposit Insurance Corporation of Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred costs		¥ 135,865,626		¥ 469,397,355			$ 952,574
One Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		30.20%	30.20%
One Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage				33.30%
One Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		30.30%	30.30%	50.70%		73.80%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		24.50%	24.50%	14.90%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		25.60%	25.60%	44.00%		23.30%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		15.00%	15.00%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		11.90%	11.90%
Four Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		11.20%	11.20%
Four Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		10.00%	10.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Tax benefit		50.00%	50.00%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deferred IPO cost (in Yen)	¥ 326,330,981

[1]	During the current fiscal year, the Company purchased software with an original purchase price of JPY31,800,000 (USD222,954). In connection with the acquisition, the Company received a government grant of JPY20,000,000 (USD140,223) in cash in the same period. The grant related to assets of JPY20,000,000 (USD140,223) was offset against the gross acquisition cost of the intangible assets of JPY31,800,000 (USD222,954), resulting in the net acquisition cost of JPY11,800,000 (USD82,731) under the cost accumulation approach.